Filed with the Securities and Exchange Commission on February 28, 2017

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No. 120

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[X] Amendment No. 123

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Suite 2

Omaha, NE  68130

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

402-895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Joshua Deringer Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103	Richard A. Malinowski Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)

[X] on March 8, 2017 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)(l)

[   ]   on (date) pursuant to paragraph (a)(l)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

[   ]   as soon as practicable after the effective date of this registration statement

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment No. 120 to the Trust’s Registration Statement is being  filed  pursuant  to Rule 485 (b)(1)(iii) for the sole  purpose of  designating March 8, 2017 as the new effective date upon which the Trust’s Post-Effective Amendment No. 114 shall become effective.

Post-Effective Amendment No. 114 was filed on February 21, 2017 for the sole purpose of designating March 1, 2017 as the new effective date upon which Post-Effective Amendment No. 112 would become effective.  Post-Effective Amendment No. 112 to the Trust’s Registration Statement relates to the Redwood AlphaFactor Core Equity Fund, Redwood AlphaFactor Tactical Core Fund and Redwood Managed Municipal Income Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 112 under the Securities Act of 1933 and Amendment No. 115 under the Investment Company Act of 1940 filed on December 9, 2016 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 120 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 28th day of February, 2017.

Two Roads Shared Trust

By:

Andrew Rogers*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	_________________________ Trustee & Chairman	February 28, 2017
Mark Garbin*	_________________________ Trustee	February 28, 2017
Neil M. Kaufman*	_________________________ Trustee	February 28, 2017
Anita K. Krug*	_________________________ Trustee	February 28, 2017
Andrew Rogers*	___________ President and Principal Executive Officer	February 28, 2017
James Colantino*	_________________________ Treasurer and Principal Financial Officer	February 28, 2017

*By: /s/ Richard A. Malinowski

Richard A. Malinowski

Attorney in fact